Utility Plant (Schedule Of Depreciation And Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation And Amortization Expense On Gas Plant [Line Items]
Depreciation and amortization expense	$ 200,469	$ 190,463	$ 190,082
Gas Plant [Member]
Depreciation And Amortization Expense On Gas Plant [Line Items]
Depreciation and amortization expense	$ 172,712	$ 167,050	$ 162,240